The details of changes in the average number of common shares outstanding (Details)	12 Months Ended
Dec. 31, 2020 shares
Changes in number of shares outstanding [Abstract]
Number of shares outstanding at beginning of period	460,317,525
Increase of shares outstanding	60,626,827
Decrease of shares outstanding	(5,049,594)
Number of shares outstanding at end of period	515,894,758